Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000241133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000241133 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[1]
C000241133 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000241133 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000241133 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000241133 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[1]
C000241133 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[1]
C000241132 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000241132 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[2]
C000241132 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000241132 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000241132 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000241132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[2]
C000241132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[2]
C000241134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000241134 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[3]
C000241134 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000241134 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000241134 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000241134 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[3]
C000241134 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[3]
C000241136 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000241136 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000241136 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000241136 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[4]
C000241136 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000241136 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000241136 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[4]
C000241136 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241136 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241137 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000241137 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000241137 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5]
C000241137 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[5]
C000241137 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000241137 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000241137 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[5]
C000241137 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241137 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241138 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000241138 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000241138 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[6]
C000241138 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[6]
C000241138 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000241138 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000241138 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[6]
C000241138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241138 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241135 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000241135 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000241135 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7]
C000241135 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[7]
C000241135 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000241135 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000241135 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[7]
C000241135 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241135 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%

[1]	Percentage of total investments as of June 30, 2026.
[2]	Percentage of total investments as of June 30, 2026.
[3]	Percentage of total investments as of June 30, 2026.
[4]	Percentage of total investments as of June 30, 2026.
[5]	Percentage of total investments as of June 30, 2026.
[6]	Percentage of total investments as of June 30, 2026.
[7]	Percentage of total investments as of June 30, 2026.